UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

 (Zip code)

Dennis Connor

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Camco Investors Fund

COMPASS MINERALS INT'L

Ticker Symbol:CMP	Cusip Number:20451N101
Record Date: 3/22/2006	Meeting Date: 5/11/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Ratify Ernst & Young LLP as independent auditor	For	Issuer	For	With

LOWE'S COMPANIES, INC.

Ticker Symbol:LOW	Cusip Number:548661107
Record Date: 3/31/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Approve 2006 Incentive Plan	For	Issuer	For	With
Three	Approve 2006 long-term incentive plan	For	Issuer	For	With
Four	Ratify Deloitte & Touche as independent auditor	For	Issuer	For	With
Five	Approve changes to articles of Incorporation	For	Issuer	For	With
Six	Give entitled wood procurement report to outline purchases of wood from endangered forest	Against	Stockholder	Against	With

ALLIED CAPITAL

Ticker Symbol:ALD	Cusip Number:01903Q108
Record Date: 2/17/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Ratify KPMG LLP as auditor	For	Issuer	For	With
Three	Approval of 2.5 million common stock to replace vested in the money options for officers	For	Issuer	For	With

AMERICAN IEAGLE OUTFITTERS

Ticker Symbol:AEOS	Cusip Number:02553E106
Record Date: 4/21/2006	Meeting Date: 6/13/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Ratify Ernst & Young LLP as independent auditor	For	Issuer	For	With

ASHFORD HOSPITALITY TRUST

Ticker Symbol:AHT	Cusip Number:044103109
Record Date: 3/6/2006	Meeting Date: 5/2/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Ratify Ernst & Young LLP as independent auditor	For	Issuer	For	With

AUTOMATIC DATA PROCESSING, INC

Ticker Symbol:ADP	Cusip Number:6637 0916
Record Date: 9/9/2005	Meeting Date: 11/8/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appointment of Deloitte & Touche LLP	For	Issuer	For	With

BORGWARNER INC.

Ticker Symbol:BWA	Cusip Number:099724106
Record Date: 3/3/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Amendment to 2004 stock incentive plan	For	Issuer	For	With
Three	Ratify Deloitte & Touche as independent auditor	For	Issuer	For	With

CARMAX, INC.

Ticker Symbol:KMX	Cusip Number:143130102
Record Date: 4/13/2006	Meeting Date: 6/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Ratify KPMG LLP as auditor	For	Issuer	For	With
Three	Amend employee stock purchase plan	For	Issuer	For	With

CHESAPEAKE ENERGY CORP.

Ticker Symbol:CHK	Cusip Number:165167107
Record Date: 4/17/2006	Meeting Date: 6/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	increase number of shares	For	Issuer	For	With
Three	Approve 2006 long-term incentive plan	For	Issuer	For	With

CLAIRE'S STORES, INC.

Ticker Symbol:CLE	Cusip Number:179584107
Record Date: 5/10/2006	Meeting Date: 6/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Ratify KPMG LLP as auditor	For	Issuer	For	With
Three	Approve shareholder proposal concerning N. Ireland	Against	Issuer	Against	With

COMMERCE BANCORP, INC.

Ticker Symbol:CBH	Cusip Number:4866K109
Record Date: 4/3/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Ratify Ernst & Young LLP as independent auditor	For	Issuer	For	With

FLEXTRONICS INTERNATIONAL

Ticker Symbol:FLEX	Cusip Number:Y2573F102
Record Date: 7/29/2005	Meeting Date: 9/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	For	Issuer	For	With
2	RE-APPOINT MR. FOLEY AS DIRECTOR	For	Issuer	For	With
3	RATIFY DELOITTE & TOUCHE AS AUDITOR	For	Issuer	For	With
4	AUTHORIZE DIRECTORS TO ALLOT AND ISSUE ORDINARY SHARES	For	Issuer	For	With
5	APPROVE CASH COMPENSATION AND ADDITIONAL CASH TO DIRECTORS AND TO THE AUDIT COMMITTEE	For	Issuer	For	With
6	APPROVE SHARE PURCHASE MANDATE RELATING TO ACQUISITIONS BY THE COMPANY OF ITS OWN SHARES	For	Issuer	For	With

INPUT/OUTPUT, INC.

Ticker Symbol:IO	Cusip Number:457652105
Record Date: 3/23/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
Three	Ratify Deloitte & Touche as independent auditor	For	Issuer	For	With
One	Election of Directors	For	Issuer	For	With
Two	Amend Long term incentive plan	For	Issuer	For	With

IVAX CORPORATION

Ticker Symbol:IVX	Cusip Number:465823102
Record Date: 6/10/2005	Meeting Date: 8/3/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	For	Issuer	For	With

J.B. HUNT TRANSPORT SERVICES, INC.

Ticker Symbol:JBHT	Cusip Number:445658107
Record Date: 1/31/2006	Meeting Date: 4/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Ratify Ernst & Young LLP as independent auditor	For	Issuer	For	With

L-3 COMMUNICATIONS HOLDINGS, INC.

Ticker Symbol:LLL	Cusip Number:502424104
Record Date: 3/17/2006	Meeting Date: 4/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Ratify Pricewaterhouse as auditor	For	Issuer	For	With
Three	Amend employee stock purchase plan	For	Issuer	For	With

MERITAGE HOME CORP.

Ticker Symbol:MTH	Cusip Number:59001A102
Record Date: 3/31/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	authority to Increase common stock shares by 75 million	For	Issuer	For	With
Three	Approve 2006 incentive plan	For	Issuer	For	With
Four	Approve 2006 incentive plan	For	Issuer	For	With
Five	Ratify Deloitte & Touche LLP as independent auditor	For	Issuer	For	With

MONJTPELIER RE HOLDINGS LTD

Ticker Symbol:MRH	Cusip Number:G62185106
Record Date: 5/22/2006	Meeting Date: 6/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Approve reduction of the company's share premium by $1.716.2 million to zero	For	Issuer	For	With

MONTPELEIR HOLDINGS LTD

Ticker Symbol:MRH	Cusip Number:G62185106
Record Date: 3/31/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Election of Designated company directors	For	Issuer	For	With
Three	Ratify PricewaterhouseCoopers as independent auditor	For	Issuer	For	With

MONTPELEIR HOLDINGS LTD

Ticker Symbol:MRH	Cusip Number:G62185106
Record Date: 3/31/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Election of Designated company directors	For	Issuer	For	With
Three	Ratify PricewaterhouseCoopers as independent auditor	For	Issuer	For	With

RAMCO-GERSHENSON TRUST

Ticker Symbol:RPT	Cusip Number:751452202
Record Date: 4/18/2006	Meeting Date: 6/14/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Ratify Grant Thornton as independent auditor	For	Issuer	For	With

RAYTHEON COMPANY

Ticker Symbol:RTN	Cusip Number:755111507
Record Date: 3/9/2006	Meeting Date: 5/3/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Ratify Pricewaterhouse as auditor	For	Issuer	For	With
Three	Long-term performance plan	For	Issuer	For	With
Four	Majority voting for directors	Against	Stockholder	Against	With
Five	cumulative voting	Against	Stockholder	Against	With
Six	Exective retirement plan	Against	Stockholder	Against	With
Seven	Independent board chairman	Against	Stockholder	Against	With

SAUL CENTERS INC

Ticker Symbol:BFS	Cusip Number:804395101
Record Date: 3/9/2006	Meeting Date: 4/28/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Amend the comanies articles of incorporation	For	Issuer	For	With
Three	Ratify Ernst & Young as independent auditors for 2006	For	Issuer	For	With
Four	To transact such other business as may be proposed	For	Issuer	For	With

SELECT COMFORT CORP.

Ticker Symbol:SCSS	Cusip Number:81616X103
Record Date: 3/16/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Incentive plan with preformance goals	For	Issuer	For	With
Three	Non-employee Director equity plan / fees paid in stock	For	Issuer	For	With
Four	Raify KPMG, LLP as independent auditor	For	Issuer	For	With

SILICON IMAGE, INC.

Ticker Symbol:SIMG	Cusip Number:82705T102
Record Date: 3/27/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Ratify Deloitte & Touche as independent auditor	For	Issuer	For	With

STRYKER

Ticker Symbol:SYK	Cusip Number:86337101
Record Date: 2/28/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Re-elect Directors	For	Issuer	For	With
Two	Approve long-term incentive plan	For	Issuer	For	With
Three	Ratify Ernst & Young as independent auditors for 2006	For	Issuer	For	With

THE COCACOLA COMPANY

Ticker Symbol:KO	Cusip Number:191216100
Record Date: 2/21/2006	Meeting Date: 4/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Ratify Ernst & Young LLP as independent auditor	For	Issuer	For	With
Three	Amendment to the 1989 restricted stock award plan	For	Issuer	For	With
Four	Regarding charitable contributions	For	Stockholder	Against	Against
Five	Company report implementation of beverage container recycling strategy	Against	Stockholder	Against	With
Six	Regarding restricted stock	Against	Stockholder	Against	With
Seven	Regarding enviromental impacts in India	Against	Stockholder	Against	With
Eight	Independent delegation of inquiry to Colombia	Against	Stockholder	Against	With

THORNBURG MORTGAGE, INC

Ticker Symbol:TMA	Cusip Number:885218107
Record Date: 3/8/2006	Meeting Date: 4/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With

TRC WORLDWIDE INC.

Ticker Symbol:YRCW	Cusip Number:984249102
Record Date: 3/27/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With

TRINITY BIOTECH PLC

Ticker Symbol:TRIB	Cusip Number:896438306
Record Date: 5/5/2006	Meeting Date: 6/13/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Recieve 2005 financial statements	For	Issuer	For	With
Two	Re-elect Denis Burger as Director	For	Issuer	For	With
Three	Authorize Board of Directors to set auditor remuneration	For	Issuer	For	With
Four	Authorize company to purchase stock	For	Issuer	For	With
Five	Re-issue of Treasured stock	For	Issuer	For	With
Six	Ordinary shares amount increased from 75 million to 100 million	For	Issuer	For	With
Seven	2006 employee share option plan	For	Issuer	For	With

TSAKOS ENERGY NAVIGATION LTD

Ticker Symbol:TNP	Cusip Number:G9108L108
Record Date: 4/10/2006	Meeting Date: 6/1/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Approve 05 finiancial statement and auitor's report	For	Issuer	For	With
Three	Ratify Ernst & Young as independent auditors for 2006	For	Issuer	For	With
Four	Approve remuneration of Directors	For	Issuer	For	With

UNITED STATES STEEL CORP

Ticker Symbol:X	Cusip Number:912909108
Record Date: 2/24/2006	Meeting Date: 4/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Election of Price Waterhouse Coopers as Auditors	For	Issuer	For	With

ZIMMER HOLDINGS, INC

Ticker Symbol:ZMH	Cusip Number:98956P102
Record Date: 3/8/2006	Meeting Date: 5/1/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	2006 stock incentive plan	For	Issuer	For	With
Three	Ratify PricewaterhouseCoopers as independent auditor	For	Issuer	For	With
Four	To elect directors annually	Against	Stockholder	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By Dennis Connor

* Dennis Connor

President

By Paul Berghaus

* Paul Berghaus

Treasurer

Date: August 22, 2006

*Print the name and title of each signing officer under his or her signature.